Deferred Income Tax and Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Deferred Income And Other Liabilities [Abstract]
Reconciliation of Accounting Profit Multiplied by Applicable Tax Rates and Average Effective Tax Rate
These differences result from the following items:

In $000s	Year Ended December 31, 2024	Year Ended December 31, 2023

Income before income taxes	$29,534	$46,912
Canadian federal and provincial income tax rates	27%	27%
Income tax expense based on the above rates	$7,974	$12,666

Increase (decrease) due to:
Non-deductible expenses and permanent differences	$4,286	$5,149
Non-taxable portion of capital gain or loss	767	(1,827)
Withholding taxes	4,006	2,821
Change in unrecognized temporary differences and other	(3,003)	(14,606)
Income tax expense	$14,030	$4,203

Deferred Tax Liabilities
The deferred tax liabilities are shown below:

In $000s	At December 31, 2024	At December 31, 2023

Non-capital losses	$40,997	$50,160
Investments and other	878	957
Stream, royalty and other interests	(56,722)	(60,122)
Total deferred income tax liabilities	$(14,847)	$(9,005)

Net Deferred Income Taxes
The movement in net deferred income taxes is shown below:

In $000s	Year Ended December 31, 2024	Year Ended December 31, 2023

Balance, beginning of the year	$(9,005)	$(14,784)
Recognized in net income (loss) for the year	(5,540)	4,503
Recognized in equity	(17)	185
Recognized in other comprehensive income (loss) for the year	(285)	1,091
Balance, end of year	$(14,847)	$(9,005)